Short-Term Investments	6 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
Short-term investments
3.	Short-term investments

Short-term investments include the following:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
	RMB	RMB
Investment in equity securities with readily determinable fair value	22,339,045	3,587,063
Investment in warrants	3,875,947	131,498
Short-term investments	26,214,992	3,718,561

During the six months ended June 30, 2025 and 2026, nil and RMB655,775 unrealized loss from investment in equity securities were included in other expenses, respectively.

During the six months ended June 30, 2025 and 2026, nil and RMB3,668,085 unrealized loss from investment in warrants were included in other expenses, respectively.